Common Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock Options Details Narrative
Shares available for grant	19,555,000	257,500	185,000
Options granted	187,500	80,000
Weighted average exercise price	$ 1.41	$ 1.07
Unrecognized compensation cost	$ 58,916
Unrecognized compensation cost expected life	4 years 3 months